OTHER LONG-TERM OBLIGATIONS (Details 2) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012 Other Long Term Obligation [Member]	Sep. 30, 2012 Other Long Term Obligation [Member]	Dec. 31, 2012 Accounts Payable and Accrued Liabilities [Member]	Sep. 30, 2012 Accounts Payable and Accrued Liabilities [Member]	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Other Long Term Obligation [Member]	Dec. 31, 2011 Predecessor [Member] Accounts Payable and Accrued Liabilities [Member]
Asset Retirement Obligation	6.1	6.2	5.8	5.9	0.3	0.3	6.2	8.5	7.9	8.0	0.5